SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Short-term investment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Short Term Investment [Line Items]
Beginning balance	$ 2,103,762	$ 1,461,807	$ 1,461,807
Add: purchase additional wealth management financial products		2,805,403	2,096,934
Less: proceeds received upon maturity of short-term investment	(1,683,307)	(2,104,052)	(1,397,956)
Interest receivable			19,146
Foreign currency translation adjustments	16,660		(76,169)
Ending balance of short-term investment	437,115		$ 2,103,762
Investment income on short-term investments	$ 20,282	$ 13,731
Minimum
Short Term Investment [Line Items]
Average rate of return	1.95%
Maximum
Short Term Investment [Line Items]
Average rate of return	2.25%